ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Accounts receivable	8,121,411	4,615,470
Less: allowance for doubtful accounts	(13,140)	(13,004)
Accounts receivable, net	8,108,271	4,602,466

Accounts receivable, net, consists of the following:

	September 30, 2023	September 30, 2022

Accounts receivable	$4,615,470	$6,797,644
Less: allowance for doubtful accounts	(13,004)	(13,337)
Accounts receivable, net	$4,602,466	$6,784,307

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of March 31, 2024	Subsequent collection	% of subsequent collection
	(Unaudited)
Less than 3 months	8,106,754	7,712,311	95.1%
From 4 to 6 months	2,358	2,358	100.0%
From 7 to 9 months	-	-	-
From 10 to 12 months	-	-	-
Over 1 year	12,299	-	-
Total gross accounts receivable	8,121,411	7,714,669	95.1%
Allowance for doubtful accounts	13,140
Accounts Receivable, net	8,108,271	7,714,699	95.1%

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2023	Subsequent collection	% of subsequent collection

Less than 3 months	$4,603,299	$3,487,207	75.8%
From 4 to 6 months	-	-	-%
From 7 to 9 months	-	-	-%
From 10 to 12 months	-	-	-%
Over 1 year	12,171	-	-%
Total gross accounts receivable	4,615,470	3,487,207	75.8%
Allowance for doubtful accounts	(13,004)
Accounts Receivable, net	$4,602,466	$3,487,207	75.8%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	March 31, 2024	September 30, 2023
	(Unaudited)
Beginning balance	13,004	13,337
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	136	(334)
Ending balance	13,140	13,004

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	September 30, 2022

Beginning balance	$13,337	$14,691
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	(334)	(1,354)
Ending balance	$13,004	$13,337